Condensed Consolidated Interim Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Cash flows from operating activities:
Net loss for the period	$ (3,026)	$ (11,091)
Adjustments for non-cash items:
Share-based compensation expense	285	1,512
Change in fair value of warrant liability	(426)
Gain on settlement with Parexel – iOx CRO	(946)
Change in fair value of deferred purchase price payable – Tarus and deferred obligation – iOx milestone		1,224
Decrease in deferred tax liability		(1,063)
Share of loss in associate		90
Fair value of shares issued for services		50
Depreciation	15	26
Changes in operating working capital:
Prepaid expenses and other receivables	1,216	286
Other assets	38	(3)
Accounts payable and accrued liabilities	(399)	1,224
Other	(3)
Net cash used in operating activities	(3,246)	(7,745)
Cash flows from financing activities:
Proceeds from the exercise of Pre-Funded Warrants	1
Proceeds from shares issued under ATM and Committed Purchase Agreement		682
Share issuance costs		(20)
Repayment of lease liability	(19)	(17)
Net cash (used in) provided by financing activities	(18)	645
Decrease in cash and cash equivalents during the period	(3,264)	(7,100)
Cash and cash equivalents at beginning of the period	5,028	10,545
Cash and cash equivalents at end of the period	1,764	3,445
Supplemental disclosure of cash flow information:
Cash paid for interest	3	13
Supplemental disclosure of non-cash investing and financing activities:
Right to use asset acquired		303
Lease liability incurred		$ 303